WARRANTS (Details) - Stock Warrants [Member] - USD ($)	6 Months Ended	12 Months Ended
	Aug. 31, 2016	Feb. 29, 2016
Warrants Outstanding
Outstanding at Beginning of Period	913,514	580,604
Granted	252,690	354,000
Cancelled/Expired	23,672	21,090
Outstanding at End of Period	1,142,532	913,514
Weighted Average Exercise Price
Outstanding at Beginning of Period	$ 14.56	$ 17.81
Granted	2.78	9.68
Cancelled/Expired	17.00	22.19
Outstanding at End of Period	$ 11.23	$ 14.56
Average Intrensic Value
Outstanding at Beginning of Period	$ 0	$ 72,250
Outstanding at End of Period	$ 0	$ 0
Weighted Average Remaining Contractual Term
Outstanding at Beginning of Period	3 years 1 month 20 days	3 years 3 months 29 days
Outstanding at End of Period	3 years 1 month 24 days	3 years 1 month 20 days